Schedule of Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	$ 16,121	$ 13,084
Interest cost	23,016	23,653
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	16,121	13,084	11,270
Interest cost	23,016	23,653	23,178
Expected return on assets	(26,660)	(23,899)	(24,493)
Prior service cost	449	466	534
Actuarial loss	15,679	12,417	6,324
Transition asset	(1)	(1)	(1)
Settlement charge	729	779	375
Net periodic benefit cost	29,333	26,499	17,187
Postretirement Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	227	227	350
Interest cost	1,013	1,234	2,225
Prior service cost	(3,255)	(3,255)	(1,740)
Actuarial loss	25	(283)	(85)
Net periodic benefit cost	$ (1,990)	$ (2,077)	$ 750